                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06434

Morgan Stanley Insured Municipal Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2004

Date of reporting period: April 30, 2004


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Insured Municipal Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Trust's financial statements and a list of Trust investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Trust will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust.

FUND REPORT

For the six-month period ended April 30, 2004

MARKET CONDITIONS


The U.S. economy continued to show improvement over the six-month period under review. On the positive side, gross domestic product growth topped 4 percent in both quarters. While strength in output has historically led to higher interest rates, yields remained stubbornly low across the curve. These yields reflected low levels of observed inflation in the economy and gradual improvement in employment. The Federal Open Market Committee maintained its accommodative monetary policy.

Surprising job growth in March, combined with escalating oil prices, led investors to anticipate that the Fed would raise interest rates sooner rather than later. Yet at its April meeting, the Federal Reserve did not change its short-term lending rate but did signal a prospective shift in policy. As a result, bond yields spiked across sectors and maturities.

The supply of new municipal bonds in calendar 2003 reached record levels as municipalities took advantage of historically low interest rates. Many cities and states reduced expenditures by refinancing existing debt at lower yields. In other cases, municipalities attempted to meet budget needs by issuing additional debt. Then in the first months of 2004, bond sales began to slow.

Low interest rates also had an impact on the demand for municipal bonds. Retail and mutual fund activity slowed as holders of municipal bonds saw little reason to sell bonds purchased at higher yields and reinvest at historically low yields. However, insurance companies and hedge funds purchased municipal bonds based on their attractiveness relative to taxable securities. Additionally, investors stretched for yield by buying lower-rated bonds, causing credit spreads to tighten.

PERFORMANCE ANALYSIS


The net asset value (NAV) of Morgan Stanley Insured Municipal Trust (IMT) decreased from $15.38 to $15.06 per share for the six-month period ended April 30, 2004. Based on this change plus reinvestment of tax-free dividends totaling $0.435 per share short-term capital gains of $0.004 per share and long-term capital gains of $0.079, the Trust's total NAV return was 1.45 percent. The Trust's value on the New York Stock Exchange (NYSE) decreased from $14.38 to $13.44 per share during the same period. Based on this change plus reinvestment of tax-free dividends and distributions, the Trust's total market return was -3.17 percent. On April 30, 2004, IMT's NYSE market price was at a 10.76 percent discount to its NAV. Past performance is no guarantee of future results.

Monthly dividends for the second quarter of 2004, declared in March, were unchanged at $0.0725 per share. The dividend reflects the level of the Trust's undistributed net investment income and projected earnings power. The Trust's level of undistributed net investment income was $0.081 per share on April 30, 2004, versus $0.083 per share six months earlier.

The Trust's duration* was targeted to be shorter than its benchmark index. The duration, adjusted for leverage, was 11.0 years. Treasury futures were sold to reduce interest-rate exposure without raising cash in the portfolio. We maintained an average tax-exempt bond maturity objective of 20 years to take advantage of the steepness of the municipal yield curve. Revenue bonds in sectors with reliable income streams from essential services such as municipal electric, transportation and water and sewer systems were emphasized. The Trust's net assets, including preferred shares, of $428 million were diversified across 67 credits in 12 long-term sectors.

As discussed in previous reports, the total income available for distribution to holders of common shares includes incremental income provided by the Trust's outstanding Auction Rate Preferred Shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities ranging from one week to two years. Incremental income to holders of common shares depends on two factors: the amount of ARPS outstanding and the spread between the portfolio's cost yield and its ARPS auction rate and expenses. The greater the spread and the higher the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to holders of common shares. The level of net investment income available for distribution to holders of common shares varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During the six-month period under review, ARPS leverage contributed approximately $0.09 per share to common-share earnings. The Trust has two ARPS series totaling $130 million and representing 30 percent of net assets, including preferred shares. The series is currently in two-year auction modes with maturities ranging from January 2005 to January 2006. The yields ranged from 1.449 to 2.10 percent. The latest auction of $40 million Series TU ARPS in January received a rate of 1.54 percent.

The Trust's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions.
---------------------
* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, Trusts with shorter durations perform better in rising-interest-rate environments, while Trusts with longer durations perform better when rates decline.

   LARGEST SECTORS
   Transportation                                         20.3%
   Water & Sewer                                          18.7%
   General Obligation                                     17.0%
   Electric                                               11.1%
   IDR/PCR*                                                7.8%

   CREDIT ENHANCEMENTS
   Ambac                                                  27.1%
   FGIC                                                   16.6%
   FSA                                                    21.6%
   MBIA                                                   33.7%
   XLCA                                                    1.0%

*   Industrial Development/Pollution Control Revenue.
Data as of April 30, 2004. Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of April 30, 2004


WEIGHTED AVERAGE MATURITY: 18 YEARS

1-5                                                                                7
5-10                                                                              10
10-20                                                                             45
20-30                                                                             37
30+                                                                                1

Portfolio structure is subject to change.

                       Geographic Summary of Investments
            Based on Market Value as a Percent of Total Investments

Alaska....................     2.1%
Arizona...................     0.5
California................     3.2
Colorado..................     4.8
Delaware..................     3.9
Florida...................     8.4
Georgia...................     1.2
Hawaii....................     5.0
Illinois..................     9.7
Indiana...................     0.7
Iowa......................     1.6
Kansas....................     5.0
Kentucky..................     3.5%
Louisiana.................     0.9
Maryland..................     0.6
Massachusetts.............     2.8
Michigan..................     2.6
Missouri..................     1.7
Minnesota.................     2.0
Montana...................     0.6
Nevada....................     2.9
New Jersey................     5.5
New York..................     6.6
North Carolina............     3.0
Ohio......................     2.4%
Pennsylvania..............     1.7
South Carolina............     3.6
Tennessee.................     1.3
Texas.....................     6.0
Utah......................     0.8
Virginia..................     1.2
Washington................     4.2
                             -----
Total.....................   100.0%
                             =====

CALL AND COST (BOOK) YIELD STRUCTURE

(Based on Long-Term Portfolio) As of April 30, 2004


YEARS BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 7 YEARS

2004(a)                                                                            9
2005                                                                               4
2006                                                                               5
2007                                                                               0
2008                                                                               0
2009                                                                               7
2010                                                                              17
2011                                                                              18
2012                                                                              19
2013                                                                               8
2014+                                                                             13

COST (BOOK) YIELD(B) -- WEIGHTED AVERAGE BOOK YIELD: 5.5%

2004(a)                                                                           6.5
2005                                                                              6.1
2006                                                                              6.3
2007                                                                                0
2008                                                                                0
2009                                                                              5.8
2010                                                                              5.7
2011                                                                              5.5
2012                                                                              4.8
2013                                                                              4.7
2014+                                                                             5.2

(a)  May include issues callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Trust's operating expenses. For example, the Trust is earning a book yield of 6.5% on 9% of the long-term portfolio that is callable in 2004.

     Portfolio structure is subject to change.

Morgan Stanley Insured Municipal Trust
PORTFOLIO OF INVESTMENTS - APRIL 30, 2004 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (135.7%)
            General Obligation (23.1%)
$ 10,000    North Slope Borough, Alaska, Ser 2000 B (MBIA)...........  0.00 %   06/30/10   $   7,928,900
   3,000    San Diego Unified School District, California, Ser 2003 E
              (FSA)..................................................  5.25     07/01/23       3,138,150
            Florida State Board of Education,
   5,000      Capital Outlay Refg 2002 Ser C (MBIA)**................  5.00     06/01/19       5,194,000
   5,000      Capital Outlay Refg 2002 Ser C (MBIA)..................  5.00     06/01/20       5,171,350
            Honolulu City & County, Hawaii,
   2,500      ROLS RR II R 237-2 (MBIA)..............................  9.29++   03/01/25       2,651,075
   2,500      ROLS RR II R 237-3 (MBIA)..............................  9.29++   03/01/26       2,636,575
            Chicago, Illinois,
   8,000      Refg Ser 1992 (Ambac)..................................  6.25     01/01/11       9,244,000
   2,000      Refg 2001 A (MBIA).....................................  0.00++   01/01/21       1,479,380
   2,000      Refg 2001 A (MBIA).....................................  0.00++   01/01/22       1,466,880
            Illinois,
  10,000      Ser 2001 (MBIA)........................................  5.375    04/01/15      10,997,300
  10,000      Ser 2001 (MBIA)........................................  5.375    04/01/16      10,989,100
   3,000    Brainerd Independent School District 181, Minnesota, Ser
              2002 A (FGIC)..........................................  5.375    02/01/18       3,220,140
   4,000    Clark County, Nevada, Transportation Impr Ltd Tax Ser
              06/01/92 B (Ambac).....................................  6.50     06/01/17       4,817,640
                                                                                           -------------
--------
                                                                                              68,934,490
  67,000
                                                                                           -------------
--------
            Educational Facilities Revenue (3.6%)
   2,000    University of California, Ser 2003 A (Ambac).............  5.00     05/15/21       2,056,360
            Fulton County Development Authority, Georgia,
     900      Morehouse College Ser 2000 (Ambac).....................  6.25     12/01/21       1,040,895
   1,700      Morehouse College Ser 2000 (Ambac).....................  5.875    12/01/30       1,853,289
   2,500    University of North Carolina, Ser 2000 (Ambac)...........  5.25     10/01/20       2,653,325
   3,000    Utah Board of Regents, University of Utah - Huntsman
              Cancer Institute Refg Ser 2000 A (MBIA)................  5.50     04/01/18       3,255,930
                                                                                           -------------
--------
                                                                                              10,859,799
  10,100
                                                                                           -------------
--------
            Electric Revenue (15.0%)
   5,000    California Department of Water Resources, Power Supply
              Ser 2002 A (Ambac).....................................  5.375    05/01/18       5,357,250
   5,000    Long Island Power Authority, New York, Ser 2000 A
              (FSA)..................................................  0.00     06/01/16       2,907,950
   9,325    South Carolina Public Service Authority Ser 2002 B
              (FSA)..................................................  5.375    01/01/17      10,025,121
   5,000    Memphis, Tennessee, Jr Lien Refg 2002 (MBIA).............  5.00     12/01/16       5,262,350
  10,000    Lower Colorado River Authority, Texas, Refg Ser 1999 A
              (FSA)..................................................  5.875    05/15/16      11,207,200
  10,000    Seattle, Washington, Light & Power Refg Rev 2001 (FSA)...  5.125    03/01/26      10,075,000
                                                                                           -------------
--------
                                                                                              44,834,871
  44,325
                                                                                           -------------
--------

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Trust
PORTFOLIO OF INVESTMENTS - APRIL 30, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Hospital Revenue (4.3%)
$  5,000    Brevard County Health Facilities Authority, Florida,
              Wuesthoff Memorial Hospital Ser 1992 A (MBIA)..........  6.625%   04/01/13   $   5,019,900
   5,000    Missouri Health & Education Authority, SSM Healthcare Ser
              2001 A (Ambac).........................................  5.25     06/01/28       5,079,100
   2,650    Montana Health Facilities Authority, Deaconess Billings
              Clinic Ser 1994 (Ambac)................................  9.40++   02/25/25       2,672,154
                                                                                           -------------
--------
                                                                                              12,771,154
  12,650
                                                                                           -------------
--------
            Industrial Development/Pollution Control Revenue (10.6%)
  20,000    Burlington, Kansas, Kansas Gas & Electric Co Ser 1991
              (MBIA).................................................  7.00     06/01/31      21,066,000
   5,000    Humboldt County, Nevada, Sierra Pacific Power Co Refg Ser
              1987 (Ambac)...........................................  6.55     10/01/13       5,207,000
   5,000    New York State Energy Research & Development Authority,
              Brooklyn Union Gas Co 1996 Ser (MBIA)..................  5.50     01/01/21       5,295,300
                                                                                           -------------
--------
                                                                                              31,568,300
  30,000
                                                                                           -------------
--------
            Mortgage Revenue - Multi-Family (4.2%)
   8,195    New Jersey Housing Mortgage Finance Agency, 1995 Ser A
--------      (Ambac)................................................  6.05     11/01/20       8,451,585
                                                                                           -------------
            Mortgage Revenue - Single Family (3.8%)
   1,000    Alaska Housing Finance Corporation, Governmental 1995 Ser
              A (MBIA)...............................................  5.875    12/01/24       1,024,230
   9,530    New Jersey Housing Mortgage Finance Authority, Home Buyer
              Ser 2000 CC (AMT) (MBIA)...............................  5.875    10/01/31       9,892,617
   1,475    Virginia Housing Development Authority, 2001 Ser J
              (MBIA).................................................  5.20     07/01/19       1,497,553
                                                                                           -------------
--------
                                                                                              12,414,400
  12,005
                                                                                           -------------
--------
            Public Facilities Revenue (1.9%)
   2,500    College Park Business & Industrial Development Authority,
              Georgia, Civic Center Ser 2000 (Ambac).................  5.75     09/01/26       2,683,200
   3,000    Pennsylvania Public School Building Authority,
              Philadelphia School District Ser 2003 (FSA)............  5.00     06/01/33       2,988,480
                                                                                           -------------
--------
                                                                                               5,671,680
   5,500
                                                                                           -------------
--------
            Recreational Facilities Revenue (5.7%)
            Iowa,
   3,600      Vision Iowa, Ser 2001 (MBIA)...........................  5.50     02/15/19       4,008,240
   2,500      Vision Iowa Ser 2001 (MBIA)............................  5.50     02/15/20       2,781,750
  10,000    Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac)........  5.25     12/01/32      10,132,800
                                                                                           -------------
--------
                                                                                              16,922,790
  16,100
                                                                                           -------------
--------

8
                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Trust
PORTFOLIO OF INVESTMENTS - APRIL 30, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Transportation Facilities Revenue (27.5%)
$  5,000    Denver City & County, Colorado, Airport Refg Ser 2000 A
              (AMT) (Ambac)..........................................  6.00 %   11/15/18   $   5,464,000
   5,000    Hillsborough County Port District, Florida, Tampa Port
              Authority Refg Ser 1995 (AMT) (FSA)....................  5.75     06/01/13       5,284,750
            Miami Dade County, Florida,
   2,155      Miami Int'l Airport Refg Ser 2003 B (AMT) (MBIA).......  5.25     10/01/18       2,253,462
   2,270      Miami Int'l Airport Refg Ser 2003 B (AMT) (MBIA).......  5.25     10/01/19       2,357,917
   5,000    Hawaii, Airports Refg Ser 2001 (AMT) (FGIC)..............  5.25     07/01/21       5,108,900
   2,000    Chicago, Illinois, O'Hare Int'l Airport Third Lien Ser
              2003 (AMT) (FSA).......................................  5.75     01/01/23       2,136,680
   4,000    Regional Transportation Authority, Illinois, Refg Ser
              1999 (FSA).............................................  5.75     06/01/21       4,527,320
   2,500    Maryland Economic Development Corporation, Maryland
              Aviation Admin Ser 2003 (AMT) (FSA)....................  5.375    06/01/22       2,592,450
            Massachusetts,
   5,000      Special Obligation 2002 Ser A (FGIC)...................  5.375    06/01/18       5,356,950
   2,500      Special Obligation 2002 Ser A (FGIC)...................  5.375    06/01/19       2,675,825
   5,000    Minneapolis-St Paul Metropolitan Airports Commission,
              Minnesota, Ser 2001 C (FGIC)...........................  5.25     01/01/32       5,091,050
   5,000    Nevada Department of Business & Industry, Las Vegas
              Monorail 1st Tier Ser 2000 (Ambac).....................  0.00     01/01/21       2,080,450
   5,000    New Jersey Turnpike Authority, Ser 2003 A (Ambac)........  5.00     01/01/30       5,030,750
            Metropolitan Transportation Authority, New York,
   6,805      State Service Contract Refg Ser 2002 B (MBIA)..........  5.50     07/01/20       7,329,529
  10,000      Transportation Refg Ser 2002 A (Ambac).................  5.50     11/15/17      10,903,800
   2,000      Transportation Refg Ser 2002A (FGIC)...................  5.00     11/15/25       2,020,040
   4,000    Pennsylvania Turnpike Commission, Ser R 2001 (Ambac).....  5.00     12/01/26       4,025,560
   5,000    Texas Turnpike Authority, Central Texas First Tier Ser
              2002 A (Ambac).........................................  5.50     08/15/39       5,206,150
   2,500    Port of Seattle, Washington, Ser 2001 B (AMT) (MBIA).....  5.625    02/01/24       2,579,550
                                                                                           -------------
--------
                                                                                              82,025,133
  80,730
                                                                                           -------------
--------
            Water & Sewer Revenue (25.4%)
            Phoenix Civic Improvement Corporation, Arizona,
   1,000      Water 2001 (FGIC)......................................  5.50     07/01/23       1,102,290
   1,000      Water 2001 (FGIC)......................................  5.50     07/01/24       1,098,620
   3,000    Oxnard Financing Water Authority, California, Ser 2004
              (XLCA).................................................  5.00     06/01/34       2,970,840
  10,000    Tampa Bay Water, Florida, Utility Ser 2001 B (FGIC)......  5.00     10/01/31      10,002,700
   2,000    Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC)...  5.00     11/01/29       2,002,920
   5,000    Honolulu City & County, Hawaii, Wastewater Ser 2001
              (Ambac)................................................  5.125    07/01/31       5,033,300
  10,000    Louisville & Jefferson County Metropolitan Sewr District,
              Kentucky, Ser 1999 A (FGIC)............................  5.75     05/15/33      10,719,600
   3,800    Louisville Board of Water Works, Kentucky, Water Ser 2000
              (FSA)..................................................  5.50     11/15/25       3,971,152

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Trust
PORTFOLIO OF INVESTMENTS - APRIL 30, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  3,375    Massachusetts Water Resources Authority, 2000 Ser A
              (FGIC).................................................  6.00 %   08/01/15   $   3,831,604
   5,000    Detroit, Michigan, Sewage Disposal Ser 2001 A (FGIC).....  5.125    07/01/31       5,033,300
   5,000    Grand Strand Water & Sewer Authority, South Carolina,
              Refg Ser 2001 (FSA)....................................  5.00     06/01/31       5,004,700
  10,000    Austin, Texas, Water & Wastewater Refg Ser 2001 A
              (FSA)..................................................  5.125    05/15/27      10,080,300
            San Antonio, Texas,
   2,000      Water & Refg Ser 2002 (FSA)............................  5.50     05/15/18       2,165,920
   2,500      Water & Refg Ser 2002 (FSA)............................  5.50     05/15/20       2,686,100
            Wichita Falls, Texas,
   2,000      Water & Sewer Ser 2001 (Ambac).........................  5.375    08/01/20       2,124,160
   3,000      Water & Sewer Ser 2001 (Ambac).........................  5.375    08/01/24       3,095,280
   5,000    King County, Washington, Sewer Refg 2001 (FGIC)..........  5.00     01/01/31       4,981,400
                                                                                           -------------
--------
                                                                                              75,904,186
  73,675
                                                                                           -------------
--------
            Other Revenue (1.1%)
   3,000    Alexandria Industrial Development Authority, Virginia,
--------      Institute for Defense Analysis Ser 2000 A (Ambac)......  5.90     10/01/30       3,278,550
                                                                                           -------------
            Refunded (10.5%)
   3,000    Denver, Colorado, Civic Center Office Building Ser 2000 B
              COPs (Ambac)...........................................  5.50     12/01/10+      3,400,680
  15,000    Delaware Health Facilities Authority, Medical Center of
              Delaware Ser 1992 (MBIA) (ETM).........................  6.25     10/01/06      16,518,600
   5,000    Hawaii, 1999 Ser CT (FSA)................................  5.875    09/01/09+      5,736,000
   5,000    Detroit, Michigan, Water Supply Ser 1999 A (FGIC)........  5.75     01/01/10+      5,699,200
                                                                                           -------------
--------
                                                                                              31,354,480
  28,000
                                                                                           -------------
--------
 391,280    Total Tax-Exempt Municipal Bonds (Cost $383,928,347)........................     404,991,418
                                                                                           -------------
--------
            Short-Term Tax-Exempt Municipal Obligations (5.6%)
     320    Indiana Health Facility Financing Authority, Clarian
              Health Ser 2000 B (Demand 05/03/04)....................  1.10*    03/01/30         320,000
   3,650    Louisiana Public Facilities Authority, Our Lady of the
              Lake Regional Medical Center Ser 1993 D & E (FSA)......  9.555++  07/12/04+      3,855,093
   2,200    Missouri Health & Educational Facilities Authority, Cox
              Health Ser 1997 (MBIA) (Demand 05/03/04)...............  1.10*    06/01/15       2,200,000
  10,165    University of North Carolina, Hospitals at Chapel Hill
              Ser 2001 A (Demand 05/03/04)...........................  1.05*    02/15/31      10,165,000
                                                                                           -------------
--------
  16,335    Total Short-Term Tax-Exempt Municipal Obligations (Cost $16,465,084)........      16,540,093
                                                                                           -------------
--------

10
                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Trust
PORTFOLIO OF INVESTMENTS - APRIL 30, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                       VALUE
----------------------------------------------------------------------------------------------------------
$407,615    Total Investments (Cost $400,393,431) (a) (b)......................   141.3%      421,531,511
========
            Other Assets in Excess of Liabilities..............................     2.3         6,989,223
            Preferred Shares of Beneficial Interest............................   (43.6)     (130,160,020)
                                                                                  -----     -------------
            Net Assets Applicable to Common Shareholders.......................   100.0%    $ 298,360,714
                                                                                  =====     =============

---------------------

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity
   ROLS     Reset Option Longs.
   +        Prerefunded to call date shown.
   ++       Current coupon rate for residual interest bond. This rate
            resets periodically as the auction rate on the related
            security changes. Positions in inverse floating rate
            municipal obligations have a value of $11,814,897, which
            represents 4.0% of net assets applicable to common
            shareholders.
   +++      Currently a zero coupon security; will convert to 5.56% and
            5.58%, respectively on January 1, 2011.
   *        Current coupon of variable rate demand obligation.
   **       A portion of this securities have been physically segregated in connection with open futures contracts in the amount of
            $405,375.
   (a)      Securities have been designated as collateral in an amount equal to $35,953,406 in connection with open futures
            contracts.
   (b)      The aggregate cost for federal income tax purposes
            approximates the aggregate cost for book purposes. The
            aggregate gross unrealized appreciation is $21,688,818 and the aggregate gross unrealized depreciation is $550,738,
            resulting in net unrealized appreciation of $21,138,080.
Bond Insurance:
---------------
  Ambac     Ambac Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.
   XLCA     XL Capital Corporation.

Futures Contracts Open at April 30, 2004:

                            DESCRIPTION,       UNDERLYING
NUMBER OF                  DELIVERY MONTH     FACE AMOUNT     UNREALIZED
CONTRACTS   LONG/SHORT        AND YEAR          AT VALUE     APPRECIATION
---------   ----------   -------------------  ------------   -------------
   250         Short     U.S. Treasury Notes
                          5 Year, June 2004   $(12,642,813)   $  268,317
   100         Short     U.S. Treasury Notes
                         10 Year, June 2004   (25,415,000)       742,727
                                                              ----------
               Total unrealized appreciation..............    $1,011,044
                                                              ==========

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2004 (unaudited)

Assets:
Investments in securities, at value
  (cost $400,393,431)...............  $421,531,511
Cash................................        21,807
Receivable for:
    Interest........................     6,545,068
    Investments sold................       208,553
Prepaid expenses and other assets...       666,674
                                      ------------
    Total Assets....................   428,973,613
                                      ------------
Liabilities:
Payable for:
    Investment management fee.......       146,548
    Variation margin................        98,826
    Common shares of beneficial
      interest repurchased..........        95,495
Accrued expenses and other
  payables..........................       112,010
                                      ------------
    Total Liabilities...............       452,879
                                      ------------
Preferred shares of beneficial
  interest (at liquidating value)
  (1,000,000 shares authorized of
  non-participating $.01 par value,
  2,600 shares outstanding).........   130,160,020
                                      ------------
    Net Assets Applicable to Common
      Shareholders..................  $298,360,714
                                      ============
Composition of Net Assets Applicable
  to Common Shareholders:
Common shares of beneficial interest
  (unlimited shares authorized of
  $.01 par value,
  19,805,280 shares outstanding)....  $274,867,595
Net unrealized appreciation.........    22,149,124
Accumulated undistributed net
  investment income.................     1,606,032
Accumulated net realized loss.......      (262,037)
                                      ------------
    Net Assets Applicable to Common
      Shareholders..................  $298,360,714
                                      ============
Net Asset Value Per Common Share
($298,360,714 divided by 19,805,280
common shares outstanding)..........        $15.06
                                      ============

Statement of Operations
For the six months ended April 30, 2004 (unaudited)

Net Investment Income:
Interest Income......................  $11,012,850
                                       -----------
Expenses
Investment management fee............      773,171
Auction commission fees..............      323,271
Transfer agent fees and expenses.....       73,503
Professional fees....................       35,442
Shareholder reports and notices......       17,515
Auction agent fees...................        9,082
Custodian fees.......................        8,301
Trustees' fees and expenses..........        6,806
Other................................       20,749
                                       -----------
    Total Expenses...................    1,267,840

Less: expense offset.................       (8,196)
                                       -----------
    Net Expenses.....................    1,259,644
                                       -----------
    Net Investment Income............    9,753,206
                                       -----------
Net Realized and Unrealized Gain
(Loss):
Net Realized Gain (Loss) on:
Investments..........................    1,101,655
Futures contracts....................   (2,301,968)
                                       -----------
    Net Realized Loss................   (1,200,313)
                                       -----------
Net Change in Unrealized
  Appreciation/ Depreciation on:
Investments..........................   (5,572,188)
Futures contracts....................    2,025,756
                                       -----------
    Net Depreciation.................   (3,546,432)
                                       -----------
    Net Loss.........................   (4,746,745)
                                       -----------
Dividends to preferred shareholders
  from net investment income.........   (1,129,490)
                                       -----------
Net Increase.........................  $ 3,876,971
                                       ===========

12
                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                               FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED         ENDED
                                                              APRIL 30, 2004   OCTOBER 31, 2003
                                                              --------------   ----------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $  9,753,206      $ 19,781,850
Net realized gain (loss)....................................     (1,200,313)        2,623,653
Net change in unrealized appreciation/depreciation..........     (3,546,432)          422,002
Dividends to preferred shareholders from net investment
  income....................................................     (1,129,490)       (2,746,820)
                                                               ------------      ------------
    Net Increase............................................      3,876,971        20,080,685
                                                               ------------      ------------
Dividends and Distributions to Common Shareholders from:
Net investment income.......................................     (8,692,490)      (18,365,967)
Net realized gain...........................................     (1,664,189)       (4,649,732)
                                                               ------------      ------------
    Total Dividends and Distributions.......................    (10,356,679)      (23,015,699)
                                                               ------------      ------------
Decrease from transactions in common shares of beneficial
  interest..................................................     (4,455,935)       (8,099,350)
                                                               ------------      ------------
    Net Decrease............................................    (10,935,643)      (11,034,364)
Net Assets Applicable to Common Shareholders:
Beginning of period.........................................    309,296,357       320,330,721
                                                               ------------      ------------
End of Period
(Including accumulated undistributed net investment income
of $1,606,032 and $1,674,806, respectively).................   $298,360,714      $309,296,357
                                                               ============      ============

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Trust
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2004 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Insured Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on October 3, 1991 and commenced operations on February 28, 1992.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Trust is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Trust agrees to receive from or pay to the

Morgan Stanley Insured Municipal Trust
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2004 (UNAUDITED) continued

broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Trust as unrealized gains and losses. Upon closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Federal Income Tax Policy -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors, Inc. ("the Investment Manager"), the Trust pays a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets applicable to common shareholders.

3. Security Transactions and Transactions With Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2004 aggregated $8,507,020 and $25,043,097, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At April 30, 2004, the Trust had transfer agent fees and expenses payable of approximately $21,900.

The Trust has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended April 30, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,300. At April 30, 2004, the Trust had an accrued pension liability of $53,577 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to

Morgan Stanley Insured Municipal Trust
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2004 (UNAUDITED) continued

new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003

Effective April 1, 2004, the Trust began an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Trust.

4. Preferred Shares of Beneficial Interest

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series TU and TH Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

                  AMOUNT IN             RESET         RANGE OF
SERIES  SHARES*   THOUSANDS*   RATE*     DATE     DIVIDEND RATES**
------  -------   ----------   -----   --------   ----------------
  TU       800     $40,000     1.54%   01/04/06       1.54%
  TH     1,800      90,000     1.449   01/07/05    1.449 - 2.10

---------------------
   *  As of April 30, 2004.
   ** For the six months April 30, 2004.

Subsequent to April 30, 2004 and up through June 4, 2004, the Trust paid dividends to Series TU and TH at rates ranging from 1.54% to 1.449% in the aggregate amount of $320,040.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

Morgan Stanley Insured Municipal Trust
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2004 (UNAUDITED) continued

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

5. Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

                                                                                        CAPITAL
                                                                                        PAID IN
                                                                             PAR       EXCESS OF
                                                                SHARES      VALUE      PAR VALUE
                                                              ----------   --------   ------------
Balance, October 31, 2002...................................  20,668,680   $206,687   $287,216,193
Treasury shares purchased and retired (weighted average
  discount 6.008%)*                                             (558,000)    (5,580)    (8,093,770)
                                                              ----------   --------   ------------
Balance, October 31, 2003...................................  20,110,680    201,107    279,122,423
Treasury shares purchased and retired (weighted average
  discount 6.488%)*                                             (305,400)    (3,054)    (4,452,881)
                                                              ----------   --------   ------------
Balance, April 30, 2004.....................................  19,805,280   $198,053   $274,669,542
                                                              ==========   ========   ============

---------------------
   * The Trustees have voted to retire the shares purchased.

6. Dividends to Common Shareholders

On March 30, 2004, the Trust declared the following dividends from net investment income:

 AMOUNT        RECORD         PAYABLE
PER SHARE       DATE           DATE
---------   ------------   -------------
 $0.0725     May 7, 2004   May 21, 2004
 $0.0725    June 4, 2004   June 18, 2004

7. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

8. Risks Relating to Certain Financial Instruments

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Trust may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

Morgan Stanley Insured Municipal Trust
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2004 (UNAUDITED) continued

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

9. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2003, the Trust had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities, mark-to market of open futures contracts and dividend payable.

Morgan Stanley Insured Municipal Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                       FOR THE SIX                            FOR THE YEAR ENDED OCTOBER 31,
                                       MONTHS ENDED       -----------------------------------------------------------------------
                                      APRIL 30, 2004        2003           2002           2001            2000            1999
                                      --------------      ---------      ---------      ---------      ----------      ----------
                                       (unaudited)
Selected Per Share Data:
Net asset value, beginning of
 period.............................       $15.38           $15.50         $15.74         $15.09         $ 14.91         $ 16.13
                                           ------           ------         ------         ------         -------         -------
Income (loss) from investment
 operations:
    Net investment income*..........         0.49             0.97           1.05           1.14            1.15            1.15
    Net realized and unrealized gain
    (loss)..........................        (0.24)            0.14           0.15           0.79            0.14           (1.18)
    Common share equivalent of
    dividends paid to preferred
    shareholders*...................        (0.06)           (0.13)         (0.18)         (0.22)          (0.24)          (0.20)
                                           ------           ------         ------         ------         -------         -------
Total income (loss) from investment
 operations.........................         0.19             0.98           1.02           1.71            1.05           (0.23)
                                           ------           ------         ------         ------         -------         -------
Less dividends and distributions
 from:
    Net investment income...........        (0.44)           (0.90)         (0.85)         (0.93)          (0.93)          (0.90)
    Net realized gain...............        (0.08)           (0.23)         (0.43)         (0.13)             --           (0.10)
                                           ------           ------         ------         ------         -------         -------
Total dividends and distributions...        (0.52)           (1.13)         (1.28)         (1.06)          (0.93)          (1.00)
                                           ------           ------         ------         ------         -------         -------
Anti-dilutive effect of acquiring
 treasury shares*...................         0.01             0.03           0.02           0.00            0.06            0.01
                                           ------           ------         ------         ------         -------         -------
Net asset value, end of period......       $15.06           $15.38         $15.50         $15.74         $ 15.09         $ 14.91
                                           ======           ======         ======         ======         =======         =======
Market value, end of period.........       $13.44           $14.38         $14.15         $15.29         $14.188         $13.688
                                           ======           ======         ======         ======         =======         =======
Total Return+.......................        (3.17)%(1)        9.78%          1.14%         15.48%          10.87%          (6.36)%
Ratios to Average Net Assets of
Common Shareholders:
Total expenses (before expense
 offset)............................         0.81 %(2)(3)     0.80%(3)       0.76%(3)       0.71%(3)        0.71%(3)        0.69%(3)
Net investment income before
 preferred stock dividends..........         6.26 %(2)        6.26%          6.92%          7.42%           7.74%           7.32%
Preferred stock dividends...........         0.72 %(2)        0.87%          1.15%          1.43%           1.63%           1.26%
Net investment income available to
 common shareholders................         5.54 %(2)        5.39%          5.77%          5.99%           6.11%           6.06%
Supplemental Data:
Net assets applicable to common
 shareholders, end of period, in
 thousands..........................     $298,361         $309,296       $320,331       $331,834        $319,076        $330,764
Asset coverage on preferred shares
 at end of period...................          330 %            338%           346%           354%            345%            354%
Portfolio turnover rate.............            2 %(1)          11%            17%            29%             26%             16%

---------------------

     * The per share amounts were computed using an average number of common shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.

                                                                              19
                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(c) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Insured Municipal Trust

Semiannual Report
April 30, 2004

[MORGAN STANLEY LOGO]

37974RPT-RA04-00257P-Y04/04

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 22, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 22, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 22, 2004

                                       3